Share-based payments	6 Months Ended
Jun. 30, 2023
Share-based payments
Share-based payments

30.Share-based payments

In 2016 the Company adopted a Long-Term Incentive Plan (“LTIP”). Under the LTIP key employees and deemed employees (individuals providing similar personal services) rendered services to the Group in exchange for share options (further referred to as “options”). Within the LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In addition to the LTIP, in November 2021 the Company approved its 2021 Employee Stock Option Plan (the “ESOP”). Under the ESOP, key staff employed by the Group and our independent non-executive directors have rendered services in exchange for equity instruments.

The Company granted a number of stock options under the ESOP, including:

●	Newly granted stock options (see section Stock options granted in 2021 further below);
●	Stock options, which represent modification of the outstanding options (see Modified complex options further below).

The common condition for both of these stock option types is that they have service condition. The Group’s management believes that all employees, which received share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods.

Below is the descriptions of the options granted:

Type of options	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
ESOP options	November 2021, depending on the employee	2,180,000	*	2021-2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	2,060,150	*	2022-2026	Service condition, non-market performance condition
LTIP - Modified complex conditional upon listing	November 18, 2020	20,000	*	2021	Service condition, non-market performance condition
Total share options granted as at June 30, 2022		4,260,150		—	—
*	Options granted refer to GDEV Inc. shares

We classified these share-based payment transactions as equity-settled whereby the Group receives services in exchange for its own equity instruments. We recorded share-based payments expense in general and administrative expenses, game operation cost and selling and marketing expenses of our interim condensed consolidated statement of profit or loss and other comprehensive income.

The table below summarizes the share-based payments expense for the six months ended June 30, 2023 and 2022:

	Six months ended	Six months ended
	June 30, 2023	June 30, 2022
Class B complex vesting	256	398
Employee stock option plan	788	1,631
Total recorded expenses	1,044	2,029
therein recognized:
within Game operation cost	30	64
within Selling and marketing expenses	61	129
within General and administrative expenses	953	1,836

In relation to the share-based payment expense for six months ended June 30, 2022 we recognized the increase in Other reserves of 2,029 as it corresponds to the equity settled portion of the share options.

In relation to the share-based payment expense for the six months ended June 30, 2023 we recognized the increase in Other reserves of 1,044 as it corresponds to the equity settled portion of the share options.

The table below summarizes the number of outstanding share options at the beginning of 2022 and end of June 2023:

	Employee	Class B complex	Complex conditional
	stock option	vesting - related to	upon listing – related
	plan	GDEV Inc. shares	to GDEV Inc. shares
Outstanding at the end of 2022 (units)	2,330,000	4,120,300	20,000
Granted during the period (units)	—	—	—
Modification of options (units)	—	—	—
Exercised during the period (units)	(50,000)	(220,731)	—
Forfeited	(100,000)	(1,839,419)	—
Outstanding at the end of June 2023 (units)	2,180,000	2,060,150	20,000

During 2023 1,839,419 Modified Class B complex vesting options (units) and  100,000 options (units) of employee stock option plan were forfeited.

Stock options granted in 2021 (ESOP options)

The ESOP stock options have only the service condition.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 7.86 to 8.71
Strike (exercise) price, US$	0 or 10 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

As at June 30, 2023 two of the Group’s employees exercised first tranche of their ESOP option plan of 50,000 shares. One of Group’s employees left the company, so 100,000 of his options forfeited. The amount of income reflected in this interim condensed consolidated statement of profit or loss is 31.

Modified complex options

Under the LTIP adopted in 2016, the Company granted Class B share options on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of the Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgment about the recognition was made.

For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 1,300 complex options**	7,856.12
*-	applied to the result of fair value estimation.
**-	total FV of 1,300 complex options related to Nexters Global shares that in November of 2021 were modified into 4,414,608 complex options related to the shares in GDEV Inc.

Strike price for the above-mentioned option at the beginning of 2021 was US$0.00

As part of the new ESOP, the Company modified the complex options in November 2021. Under the modified program for a portion of the options the non-market performance condition was eliminated and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considered the modification to be beneficial to the recipients.

As at December 31, 2022 and June 30, 2023 management reviewed the assessment of future achievement of non-market performance targets and the remaining grant-date fair value was applied to the revised number of share options.

As at June 30, 2023 one of the Group’s employees exercised two tranches of 220,731 of his modified complex options. After the exercise the employee left the company and, therefore, 1,839,419 of the options forfeited. The amount of income reflected in this interim condensed consolidated statement of profit or loss is 128.